ACCOUNTS PAYABLE AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES
ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued liabilities	$1,636	$1,810
Loans and notes payables	769	500
Derivative liabilities	399	242
Deferred revenue	242	195
Other liabilities	6	2
Total accounts payable and other liabilities	$3,052	$2,749

Loans and notes payables includes $633 million at December 31, 2017 (December 31, 2016 - $500 million) of on-demand deposits and promissory notes from Brookfield Asset Management to the partnership. See Note 35, Related Parties, for further information.